Income taxes - Income Taxes Recognized During Period (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Provision for income taxes (excluding restructuring)	$ 14,133	$ 8,671	$ 30,281	$ 21,261
Tax impact of restructuring	0	(2,261)	0	(2,261)
Provision for income taxes	$ 14,133	$ 6,410	$ 30,281	$ 19,000